Interest-Bearing Borrowings (Details) - Schedule of carrying amounts of pledged assets - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 5,965,976	¥ 64,640,192
Loans Principal, Interest and Financing Service Fee Receivables [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 5,965,976	¥ 64,640,192